SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 25,591,946	$ 25,484,295
Increase in allowance for credit losses	938,628	794,087
Foreign exchange difference	(881,602)	(686,436)
Decrease from dissolution of a subsidiary	(1,119)
Amounts written off as uncollectible	(18,751,521)
Allowance for credit losses, ending	$ 6,896,332	$ 25,591,946